Stock-Based Compensation - Schedule of stock-based Compensation by Plan (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Stock based compensation expense		$ 16,835	$ 672	$ 11,296	$ 35,972
Secondary market transaction
Stock-Based Compensation
Stock based compensation expense	$ 1,616	1,933		1,616	33,232
Employee earnout restricted stock
Stock-Based Compensation
Stock based compensation expense		12,373
Employee awards
Stock-Based Compensation
Stock based compensation expense		$ 2,529	$ 672	$ 9,680	$ 2,740